Payden High Income Fund

Schedule of Investments
- January 31, 2026 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (0%
)
60 Chase Auto Owner Trust , 0.00%, 6/25/30 (a) $ 387
1,600,000 Cologix Canadian Issuer LP 2022-1CAN 144A,
7.74%, 1/25/52 CAD (b)(c) 1,156
2,000,000 Hotwire Funding LLC 2024-1A 144A, 9.19%,
6/20/54 (b) 2,072
383,478 JPMorgan Chase Bank N.A.-CACLN 2021-1
144A, 28.35%, 9/25/28 (b) 390
80 Santander Consumer Auto Receivables Trust
2021-C , 0.00%, 6/15/28 (a) 904
Total Asset Backed (Cost - $6,484)
4,909
Bank Loan(d) (5%
)
333,701 Adtalem Global Education Inc. Term Loan B 1L,
(1 mo. Term Secured Overnight Financing Rate
+ 1.750%), 6.42%, 8/12/28  335
2,251,614 Albion Financing 3 SARL Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
3.000%), 6.87%, 5/21/31  2,246
1,570,000 Dayforce Inc. Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.000%),
3.00%, 8/20/32  1,530
1,000,000 Digicel International Finance Ltd. Term Loan B
1L, (3 mo. Term Secured Overnight Financing
Rate + 4.250%), 9.02%, 7/30/32  1,005
66,373 DirectV Financing LLC Term Loan NON-EXT
1L, (3 mo. Term Secured Overnight Financing
Rate + 5.000%), 8.93%, 8/02/27  67
1,865,859 Emg Utica Midstream Holdings LLC Term Loan
B 1L, (3 mo. Term Secured Overnight Financing
Rate + 3.000%), 7.67%, 4/01/30  1,880
1,970,137 Fiesta Purchaser Inc. Term Loan B 1L, (1 mo.
Term Secured Overnight Financing Rate +
1.750%), 6.42%, 2/12/31  1,917
2,455,719 First Student Bidco Inc. Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
2.500%), 6.17%, 8/15/30  2,456
6,438,863 Fr Br Holdings LLC Term Loan 1L, (3 mo. Term
Secured Overnight Financing Rate + 4.250%),
7.92%, 10/09/30  6,487
3,980,000 GTCR Everest Borrower LLC Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
1.750%), 6.42%, 9/05/31  3,982
1,657,195 Journey Personal Care Corp. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
3.750%), 7.42%, 3/01/28  1,640
4,512,353 Jump Financial LLC Term Loan B1 1L, (3 mo.
Term Secured Overnight Financing Rate +
2.500%), 7.17%, 2/26/32  4,512
2,125,000 Leia Finco U.S. LLC Term Loan 2L, (3 mo. Term
Secured Overnight Financing Rate + 4.250%),
8.90%, 10/09/32  2,108
3,491,250 Lendingtree Inc. Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.500%),
7.92%, 8/21/30  3,504
1,782,438 Modena Buyer LLC Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
3.500%), 7.92%, 7/01/31  1,705
2,450,000 Nexus Buyer LLC Term Loan 2L, (1 mo. Term
Secured Overnight Financing Rate + 4.750%),
9.42%, 2/16/32  2,412
Principal
or Shares Security Description
Value
(000)
960,000 PetsMart LLC Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.000%),
7.67%, 8/18/32  $ 961
1,915,000 Project Alpha Intermediate Holding Inc. Term
Loan 2L, (3 mo. Term Secured Overnight
Financing Rate + 5.000%), 8.67%, 5/09/33  1,532
2,446,186 Sinclair Television Group Inc. Term Loan B7 1L,
(1 mo. Term Secured Overnight Financing Rate
+ 4.100%), 7.87%, 12/31/30  2,092
1,993,760 Sotera Health Holdings LLC Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
1.500%), 6.17%, 5/30/31  2,003
3,980,024 Tacala Investment Corp. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
2.000%), 6.67%, 1/31/31  3,995
975,181 Transdigm Inc. Term Loan K 1L, (1 mo. Term
Secured Overnight Financing Rate + 1.250%),
5.92%, 3/22/30  975
2,052,632 Truist Insurance Holdings LLC Term Loan 2L, (3
mo. Term Secured Overnight Financing Rate +
4.750%), 8.42%, 5/06/32  2,068
1,481,250 U.S. Silica Co. Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.500%),
8.17%, 7/31/31  1,457
Total Bank Loan (Cost - $53,282)
52,869
Corporate Bond (90%
)
Automotive  (6%)
2,100,000 Adient Global Holdings Ltd. 144A, 7.50%,
2/15/33 (b) 2,182
2,660,000 Adient Global Holdings Ltd. 144A, 8.25%,
4/15/31 (b) 2,789
2,500,000 Allison Transmission Inc. 144A, 3.75%,
1/30/31 (b) 2,358
2,030,000 American Axle & Manufacturing Inc. , 5.00%,
10/01/29 (e) 1,982
3,755,000 American Axle & Manufacturing Inc. 144A,
7.75%, 10/15/33 (b) 3,865
3,630,000 Aston Martin Capital Holdings Ltd. 144A,
10.00%, 3/31/29 (b) 3,243
2,700,000 Clarios Global LP/Clarios U.S. Finance Co.
144A, 6.75%, 2/15/30 (b) 2,826
1,775,000 Clarios Global LP/Clarios U.S. Finance Co.
144A, 6.75%, 9/15/32 (b) 1,838
3,895,000 Ford Motor Credit Co. LLC , 7.20%, 6/10/30  4,191
2,965,000 Forvia SE 144A, 6.75%, 9/15/33 (b) 3,042
4,210,000 Garrett Motion Holdings Inc./Garrett LX I Sarl
144A, 7.75%, 5/31/32 (b) 4,460
1,750,000 Goodyear Tire & Rubber Co. , 5.00%, 7/15/29  1,715
2,750,000 Goodyear Tire & Rubber Co. , 5.25%, 7/15/31  2,621
3,300,000 IHO Verwaltungs GmbH 144A, 7.75%,
11/15/30 (b) 3,472
2,750,000 Jaguar Land Rover Automotive PLC 144A,
5.50%, 7/15/29 (b)(e) 2,758
5,130,000 JB Poindexter & Co. Inc. 144A, 8.75%,
12/15/31 (b) 5,335
4,910,000 Nissan Motor Co. Ltd. 144A, 4.81%, 9/17/30 (b) 4,640
1,180,000 Nissan Motor Co. Ltd. 144A, 7.75%, 7/17/32 (b) 1,246
2,500,000 Phinia Inc. 144A, 6.63%, 10/15/32 (b) 2,604
2,325,000 Tenneco Inc. 144A, 8.00%, 11/17/28 (b) 2,340
3,610,000 ZF North America Capital Inc. 144A, 7.13%,
4/14/30 (b) 3,698
63,205

Payden Mutual Funds
Payden High Income Fund
continued
Principal
or Shares Security Description
Value
(000)
Banking  (2%)
3,800,000 Bank of Montreal , (5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 3.452%),
7.70%, 5/26/84 (f) $ 4,043
2,865,000 Citigroup Inc. , (5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 3.001%),
6.63% (f)(g) 2,918
2,600,000 Goldman Sachs Group Inc. , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.461%), 6.85% (f)(g) 2,711
1,750,000 Intesa Sanpaolo SpA 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.600%), 4.20%, 6/01/32 (b)(f) 1,678
4,600,000 Toronto-Dominion Bank , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.075%), 8.13%, 10/31/82 (f) 4,822
2,165,000 UniCredit SpA 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.750%), 5.46%, 6/30/35 (b)(f) 2,212
18,384
Basic Industry  (12%)
2,020,000 AAR Escrow Issuer LLC 144A, 6.75%,
3/15/29 (b) 2,092
1,300,000 Alcoa Nederland Holding BV 144A, 7.13%,
3/15/31 (b) 1,376
1,500,000 Alumina Pty Ltd. 144A, 6.38%, 9/15/32 (b) 1,561
3,200,000 Artemis Gold Inc. 144A, 5.63%, 2/15/31
CAD (b)(c) 2,388
2,880,000 Avient Corp. 144A, 6.25%, 11/01/31 (b) 2,963
2,595,000 Bombardier Inc. 144A, 6.75%, 6/15/33 (b) 2,729
2,000,000 Bombardier Inc. 144A, 7.00%, 6/01/32 (b) 2,102
1,000,000 Bombardier Inc. 144A, 8.75%, 11/15/30 (b) 1,073
3,000,000 Builders FirstSource Inc. 144A, 4.25%,
2/01/32 (b) 2,862
2,110,000 Carpenter Technology Corp. 144A, 5.63%,
3/01/34 (b) 2,144
3,470,000 Celanese U.S. Holdings LLC , 7.38%, 7/15/32  3,623
1,710,000 Century Aluminum Co. 144A, 6.88%,
8/01/32 (b) 1,773
3,000,000 Cleveland-Cliffs Inc. 144A, 6.75%, 4/15/30 (b) 3,071
905,000 Cleveland-Cliffs Inc. 144A, 7.00%, 3/15/32 (b) 930
2,200,000 Cleveland-Cliffs Inc. 144A, 7.50%, 9/15/31 (b) 2,323
2,000,000 Coeur Mining Inc. 144A, 5.13%, 2/15/29 (b) 1,999
1,980,000 Eldorado Gold Corp. 144A, 6.25%, 9/01/29 (b) 1,991
2,500,000 Element Solutions Inc. 144A, 3.88%, 9/01/28 (b) 2,438
2,365,000 Empire Communities Corp. 144A, 9.75%,
5/01/29 (b) 2,447
2,475,000 EMRLD Borrower LP/Emerald Co.-Issuer Inc.
144A, 6.63%, 12/15/30 (b) 2,565
7,300,000 Energizer Holdings Inc. 144A, 6.00%,
9/15/33 (b) 7,025
1,120,000 Fortescue Treasury Pty Ltd. 144A, 4.38%,
4/01/31 (b) 1,083
1,500,000 Fortescue Treasury Pty Ltd. 144A, 6.13%,
4/15/32 (b) 1,563
1,800,000 Inversion Escrow Issuer LLC 144A, 6.75%,
8/01/32 (b) 1,784
3,245,000 JW Aluminum Continuous Cast Co. 144A,
10.25%, 4/01/30 (b) 3,379
3,250,000 Kaiser Aluminum Corp. 144A, 4.50%,
6/01/31 (b) 3,140
465,000 Kaiser Aluminum Corp. 144A, 5.88%,
3/01/34 (b) 469
Principal
or Shares Security Description
Value
(000)
3,115,000 LGI Homes Inc. 144A, 7.00%, 11/15/32 (b) $ 3,041
3,250,000 Manitowoc Co. Inc. 144A, 9.25%, 10/01/31 (b) 3,534
1,895,000 MasTec Inc. 144A, 6.63%, 8/15/29 (b) 1,904
905,000 Mineral Resources Ltd. 144A, 7.00%,
4/01/31 (b) 952
4,360,000 Mineral Resources Ltd. 144A, 9.25%,
10/01/28 (b) 4,584
3,800,000 Miter Brands Acquisition Holdco Inc./MIWD
Borrower LLC 144A, 6.75%, 4/01/32 (b) 3,905
2,995,000 New Gold Inc. 144A, 6.88%, 4/01/32 (b) 3,184
2,170,000 Novelis Corp. 144A, 6.38%, 8/15/33 (b) 2,212
2,000,000 Novelis Sheet Ingot GmbH , 3.38%, 4/15/29
EUR (c)(h) 2,343
2,800,000 SCIH Salt Holdings Inc. 144A, 4.88%,
5/01/28 (b) 2,795
2,350,000 Solstice Advanced Materials Inc. 144A, 5.63%,
9/30/33 (b) 2,364
6,460,000 Standard Building Solutions Inc. 144A, 5.88%,
3/15/34 (b) 6,458
870,000 Standard Building Solutions Inc. 144A, 6.25%,
8/01/33 (b) 890
1,150,000 Standard Building Solutions Inc. 144A, 6.50%,
8/15/32 (b) 1,187
2,500,000 Standard Industries Inc. 144A, 4.38%,
7/15/30 (b) 2,413
1,000,000 Standard Industries Inc. 144A, 4.75%,
1/15/28 (b) 995
1,855,000 Taylor Morrison Communities Inc. 144A, 5.75%,
11/15/32 (b) 1,905
2,820,000 TopBuild Corp. 144A, 5.63%, 1/31/34 (b) 2,847
3,240,000 TransDigm Inc. , 4.88%, 5/01/29 (e) 3,236
3,450,000 TransDigm Inc. 144A, 6.00%, 1/15/33 (b) 3,517
750,000 TransDigm Inc. 144A, 6.63%, 3/01/32 (b) 776
875,000 TransDigm Inc. 144A, 6.75%, 1/31/34 (b) 906
600,000 TransDigm Inc. 144A, 6.88%, 12/15/30 (b) 625
2,500,000 TTM Technologies Inc. 144A, 4.00%,
3/01/29 (b) 2,431
2,695,000 Velocity Vehicle Group LLC 144A, 8.00%,
6/01/29 (b) 2,640
1,050,000 Whirlpool Corp. , 4.60%, 5/15/50  761
125,298
Consumer Goods  (3%)
3,000,000 Albertsons Cos. Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC 144A, 4.88%,
2/15/30 (b) 2,962
2,720,000 Albertsons Cos. Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC 144A, 5.75%,
3/31/34 (b) 2,678
4,065,000 B&G Foods Inc. 144A, 8.00%, 9/15/28 (b) 3,841
1,610,000 Fiesta Purchaser Inc. 144A, 7.88%, 3/01/31 (b) 1,657
5,250,000 KeHE Distributors LLC/KeHE Finance Corp./
NextWave Distribution Inc. 144A, 9.00%,
2/15/29 (b) 5,507
1,160,000 Newell Brands Inc. 144A, 8.50%, 6/01/28 (b) 1,217
2,345,000 Post Holdings Inc. 144A, 4.50%, 9/15/31 (b) 2,223
900,000 Post Holdings Inc. 144A, 4.63%, 4/15/30 (b) 880
3,250,000 Primo Water Holdings Inc./Triton Water
Holdings Inc. 144A, 4.38%, 4/30/29 (b) 3,180
4,425,000 Simmons Foods Inc./Simmons Prepared Foods
Inc./Simmons Pet Food Inc./Simmons Feed
144A, 4.63%, 3/01/29 (b) 4,268

Principal
or Shares Security Description
Value
(000)
3,580,000 Viking Baked Goods Acquisition Corp. 144A,
8.63%, 11/01/31 (b) $ 3,554
31,967
Energy  (11%)
2,160,000 AltaGas Ltd. 144A, (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
3.573%), 7.20%, 10/15/54 (b)(f) 2,248
2,145,000 Archrock Services LP/Archrock Partners Finance
Corp. 144A, 6.00%, 2/01/34 (b) 2,144
1,356,000 Ascent Resources Utica Holdings LLC/ARU
Finance Corp. 144A, 9.00%, 11/01/27 (b) 1,672
1,675,000 Azule Energy Finance PLC 144A, 8.13%,
1/23/30 (b) 1,696
2,115,000 Azule Energy Finance PLC 144A, 8.25%,
1/22/31 (b) 2,125
5,695,000 BKV Upstream Midstream LLC 144A, 7.50%,
10/15/30 (b) 5,771
2,580,000 Caturus Energy LLC 144A, 8.50%, 2/15/30 (b) 2,692
3,775,000 CHC Group LLC 144A, 11.75%, 9/01/30 (b) 3,632
545,000 Comstock Resources Inc. 144A, 5.88%,
1/15/30 (b) 532
1,300,000 Crescent Energy Finance LLC 144A, 7.88%,
4/15/32 (b) 1,294
5,300,000 Crescent Energy Finance LLC 144A, 8.38%,
1/15/34 (b) 5,354
3,505,000 CVR Energy Inc. , 7.50%, 2/15/31 (b) 3,502
2,160,000 CVR Energy Inc. , 7.88%, 2/15/34 (b) 2,145
2,560,000 CVR Energy Inc. 144A, 8.50%, 1/15/29 (b) 2,670
1,930,000 Enerflex Inc. 144A, 6.88%, 1/15/31 (b) 1,996
3,500,000 Frontera Energy Corp. 144A, 7.88%, 6/21/28 (b) 3,109
2,500,000 Gran Tierra Energy Inc. 144A, 9.50%,
10/15/29 (b)(e) 2,000
2,885,000 Kosmos Energy Ltd. 144A, 7.50%, 3/01/28 (b) 2,182
2,500,000 Kosmos Energy Ltd. 144A, 8.75%, 10/01/31 (b) 1,580
5,385,000 Kraken Oil & Gas Partners LLC 144A, 7.63%,
8/15/29 (b) 5,385
3,955,000 Long Ridge Energy LLC 144A, 8.75%,
2/15/32 (b) 4,204
4,750,000 Moss Creek Resources Holdings Inc. 144A,
8.25%, 9/01/31 (b) 4,622
4,050,000 Murphy Oil Corp. , 6.50%, 2/15/34  4,037
1,120,000 Noble Finance II LLC 144A, 8.00%, 4/15/30 (b) 1,168
6,400,000 Obsidian Energy Ltd. 144A, 8.13%, 12/03/30
CAD (b)(c) 4,712
2,740,000 Oceanica Lux 144A, 13.00%, 10/02/29 (b) 2,850
4,474,500 OHI Group SA 144A, 13.00%, 7/22/29 (b)(e) 4,564
2,740,000 Pattern Energy Operations LP/Pattern Energy
Operations Inc. 144A, 4.50%, 8/15/28 (b) 2,721
3,500,000 PBF Holding Co. LLC/PBF Finance Corp. 144A,
7.88%, 9/15/30 (b) 3,508
4,855,000 Phillips 66 Co. A, (5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 2.283%),
5.88%, 3/15/56 (f) 4,838
1,590,000 Seadrill Finance Ltd. 144A, 8.38%, 8/01/30 (b) 1,667
1,325,000 SM Energy Co. 144A, 9.63%, 6/15/33 (b) 1,450
6,430,000 Surge Energy Inc. 144A, 8.50%, 9/05/29
CAD (b)(c) 4,823
4,380,000 Tamarack Valley Energy Ltd. 144A, 6.88%,
7/25/30 CAD (b)(c) 3,330
4,040,000 TerraForm Power Operating LLC 144A, 4.75%,
1/15/30 (b) 3,922
2,145,000 Trident Energy Finance PLC 144A, 12.50%,
11/30/29 (b)(e) 2,238
Principal
or Shares Security Description
Value
(000)
3,880,000 USA Compression Partners LP/USA Compression
Finance Corp. 144A, 6.25%, 10/01/33 (b) $ 3,932
2,200,000 Valaris Ltd. 144A, 8.38%, 4/30/30 (b) 2,300
2,460,000 Vermilion Energy Inc. 144A, 7.25%, 2/15/33 (b) 2,384
3,575,000 W&T Offshore Inc. 144A, 10.75%, 2/01/29 (b)
(e) 3,534
120,533
Financial  (9%)
2,600,000 Aircastle Ltd. 144A, (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
4.410%), 5.25% (b)(f)(g) 2,605
4,625,000 Ally Financial Inc. B, (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
3.868%), 4.70% (f)(g) 4,599
3,945,000 Avation Group S Pte Ltd. 144A, 8.50%,
5/15/31 (b) 3,885
3,495,000 Azorra Finance Ltd. 144A, 7.25%, 1/15/31 (b) 3,663
1,520,000 Bread Financial Holdings Inc. 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.300%), 8.38%, 6/15/35 (b)(f) 1,561
3,640,000 Burford Capital Global Finance LLC 144A,
7.50%, 7/15/33 (b) 3,519
1,425,000 Burford Capital Global Finance LLC 144A,
9.25%, 7/01/31 (b) 1,469
3,545,000 CrossCountry Intermediate HoldCo LLC 144A,
6.50%, 10/01/30 (b) 3,603
2,520,000 Encore Capital Group Inc. 144A, 9.25%,
4/01/29 (b) 2,645
1,785,000 Fortress Intermediate 3 Inc. 144A, 7.50%,
6/01/31 (b) 1,821
830,000 Freedom Mortgage Holdings LLC 144A, 8.38%,
4/01/32 (b) 869
4,650,000 Freedom Mortgage Holdings LLC 144A, 9.25%,
2/01/29 (b) 4,871
1,550,000 goeasy Ltd. 144A, 6.88%, 5/15/30 (b) 1,475
1,615,000 goeasy Ltd. 144A, 6.88%, 2/15/31 (b) 1,519
1,450,000 goeasy Ltd. 144A, 7.63%, 7/01/29 (b) 1,437
2,000,000 Greystar Real Estate Partners LLC 144A, 7.75%,
9/01/30 (b) 2,112
3,415,000 HA Sustainable Infrastructure Capital Inc. , (5 yr.
US Treasury Yield Curve Rate T Note Constant
Maturity + 4.301%), 8.00%, 6/01/56 (f) 3,583
1,325,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 4.38%, 2/01/29  1,171
612,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 6.25%, 5/15/26  613
505,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 9.75%, 1/15/29  509
3,650,000 Jefferson Capital Holdings LLC 144A, 6.00%,
8/15/26 (b) 3,646
2,660,000 Jefferson Capital Holdings LLC 144A, 8.25%,
5/15/30 (b) 2,805
1,425,000 Jefferson Capital Holdings LLC 144A, 9.50%,
2/15/29 (b) 1,496
5,275,000 LFS Topco LLC 144A, 8.75%, 7/15/30 (b) 5,305
5,440,000 Midcap Financial Issuer Trust 144A, 6.50%,
5/01/28 (b) 5,455
2,700,000 Navient Corp. , 5.50%, 3/15/29  2,643
1,000,000 OneMain Finance Corp. , 4.00%, 9/15/30  941
1,250,000 OneMain Finance Corp. , 5.38%, 11/15/29  1,247
350,000 OneMain Finance Corp. , 6.63%, 1/15/28  359
1,000,000 OneMain Finance Corp. , 7.13%, 11/15/31  1,037

Payden Mutual Funds
Payden High Income Fund
continued
Principal
or Shares Security Description
Value
(000)
2,500,000 PennyMac Financial Services Inc. 144A, 4.25%,
2/15/29 (b) $ 2,407
1,340,000 PennyMac Financial Services Inc. 144A, 6.88%,
2/15/33 (b) 1,368
1,725,000 PennyMac Financial Services Inc. 144A, 7.88%,
12/15/29 (b) 1,818
5,640,000 Phoenix Aviation Capital Ltd. 144A, 9.25%,
7/15/30 (b) 5,915
2,900,000 SLM Corp. , 6.50%, 1/31/30  2,994
2,690,000 Stonex Escrow Issuer LLC 144A, 6.88%,
7/15/32 (b) 2,777
2,810,000 Synchrony Financial , 7.25%, 2/02/33  2,985
4,455,000 UWM Holdings LLC 144A, 6.63%, 2/01/30 (b) 4,496
97,223
Healthcare  (5%)
2,470,000 1261229 BC Ltd. 144A, 10.00%, 4/15/32 (b) 2,537
4,220,000 Bausch & Lomb Corp. 144A, 8.38%,
10/01/28 (b) 4,405
800,000 Bausch Health Cos. Inc. 144A, 4.88%,
6/01/28 (b) 741
1,720,000 BellRing Brands Inc. 144A, 7.00%, 3/15/30 (b) 1,769
4,850,000 CHS/Community Health Systems Inc. 144A,
5.25%, 5/15/30 (b) 4,577
2,450,000 CVS Health Corp. , (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
2.886%), 7.00%, 3/10/55 (f) 2,565
2,990,000 DaVita Inc. 144A, 3.75%, 2/15/31 (b) 2,745
2,375,000 DaVita Inc. 144A, 6.75%, 7/15/33 (b) 2,439
2,996,000 Fortrea Holdings Inc. 144A, 7.50%, 7/01/30 (b) 3,052
3,150,000 GENMAB A/S/GENMAB FINANCE LLC
144A, 7.25%, 12/15/33 (b) 3,336
2,135,000 LifePoint Health Inc. 144A, 9.88%, 8/15/30 (b) 2,293
1,000,000 Organon & Co./Organon Foreign Debt Co.-Issuer
BV 144A, 5.13%, 4/30/31 (b) 909
1,255,000 Organon & Co./Organon Foreign Debt Co.-Issuer
BV 144A, 7.88%, 5/15/34 (b) 1,181
2,400,000 Prestige Brands Inc. 144A, 3.75%, 4/01/31 (b) 2,245
3,760,000 Prime Healthcare Services Inc. 144A, 9.38%,
9/01/29 (b) 3,918
3,935,000 Star Parent Inc. 144A, 9.00%, 10/01/30 (b) 4,158
1,065,000 Surgery Center Holdings Inc. 144A, 7.25%,
4/15/32 (b) 1,074
3,250,000 Tenet Healthcare Corp. , 4.38%, 1/15/30  3,195
3,485,000 Tenet Healthcare Corp. 144A, 5.50%,
11/15/32 (b) 3,522
2,090,000 Tenet Healthcare Corp. 144A, 6.00%,
11/15/33 (b) 2,152
52,813
Insurance  (2%)
3,000,000 Alliant Holdings Intermediate LLC/Alliant
Holdings Co.-Issuer 144A, 6.75%, 10/15/27 (b) 3,010
2,575,000 Alliant Holdings Intermediate LLC/Alliant
Holdings Co.-Issuer 144A, 7.00%, 1/15/31 (b) 2,671
1,750,000 Assurant Inc. , (3 mo. LIBOR USD + 4.135%),
7.00%, 3/27/48 (f) 1,803
2,555,000 Asurion LLC and Asurion Co-Issuer Inc. 144A,
8.00%, 12/31/32 (b) 2,671
2,360,000 Asurion LLC and Asurion Co-Issuer Inc. 144A,
8.38%, 2/01/34 (b) 2,388
3,205,000 Corebridge Financial Inc. , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
3.181%), 6.88% (f)(g) 3,332
Principal
or Shares Security Description
Value
(000)
5,430,000 Enstar Finance LLC , (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
4.006%), 5.50%, 1/15/42 (f) $ 5,401
21,276
Leisure  (4%)
1,430,000 Amer Sports Co. 144A, 6.75%, 2/16/31 (b) 1,491
2,070,000 Caesars Entertainment Inc. 144A, 6.00%,
10/15/32 (b)(e) 2,015
2,335,000 Carnival Corp. 144A, 6.13%, 2/15/33 (b) 2,403
1,625,000 Cinemark USA Inc. 144A, 7.00%, 8/01/32 (b) 1,683
2,665,000 Kingpin Intermediate Holdings LLC 144A,
7.25%, 10/15/32 (b) 2,556
5,475,000 Marriott Ownership Resorts Inc. 144A, 6.50%,
10/01/33 (b) 5,212
2,680,000 MGM Resorts International , 6.50%, 4/15/32 (e) 2,745
3,005,000 NCL Corp. Ltd. 144A, 6.25%, 9/15/33 (b) 3,023
2,515,000 Polaris Inc. , 5.60%, 3/01/31  2,555
828,000 Sabre GLBL Inc. 144A, 10.75%, 11/15/29 (b) 676
1,055,000 Sabre GLBL Inc. 144A, 10.75%, 3/15/30 (b) 847
530,000 Sabre GLBL Inc. 144A, 11.13%, 7/15/30 (b) 429
2,740,000 Six Flags Entertainment Corp./Canada's
Wonderland Co./Millennium Operations LLC
144A, 8.63%, 1/15/32 (b) 2,798
3,840,000 Travel + Leisure Co. 144A, 4.50%, 12/01/29 (b) 3,746
2,595,000 Viking Cruises Ltd. 144A, 5.88%, 10/15/33 (b) 2,632
2,050,000 Warnermedia Holdings Inc. , 4.28%, 3/15/32  1,807
1,750,000 Warnermedia Holdings Inc. , 5.05%, 3/15/42  1,234
775,000 Warnermedia Holdings Inc. , 5.14%, 3/15/52  517
3,230,000 Wynn Macau Ltd. 144A, 6.75%, 2/15/34 (b) 3,277
2,025,000 Wynn Resorts Finance LLC/Wynn Resorts
Capital Corp. 144A, 7.13%, 2/15/31 (b) 2,183
43,829
Media  (6%)
3,690,000 AMC Networks Inc. 144A, 10.25%, 1/15/29 (b) 3,850
3,670,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 4.25%, 2/01/31 (b) 3,363
3,150,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 4.25%, 1/15/34 (b)(e) 2,664
1,500,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 4.50%, 8/15/30 (b) 1,411
1,000,000 CCO Holdings LLC/CCO Holdings Capital
Corp. , 4.50%, 5/01/32  898
2,580,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 4.50%, 6/01/33 (b) 2,260
2,750,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 4.75%, 3/01/30 (b) 2,629
2,000,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 4.75%, 2/01/32 (b) 1,828
2,550,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 5.38%, 6/01/29 (b) 2,523
3,700,000 Cogent Communications Group LLC / Cogent
Finance Inc. 144A, 7.00%, 6/15/27 (b) 3,687
2,550,000 Directv Financing LLC 144A, 8.88%,
2/01/30 (b) 2,585
1,250,000 Directv Financing LLC 144A, 8.88%,
2/01/30 (b) 1,267
324,000 Directv Financing LLC/Directv Financing Co.-
Obligor Inc. 144A, 5.88%, 8/15/27 (b) 326
2,150,000 Directv Financing LLC/Directv Financing Co-
Obligor Inc. 144A, 10.00%, 2/15/31 (b) 2,216
2,500,000 DISH Network Corp. 144A, 11.75%,
11/15/27 (b) 2,589
4,650,000 EchoStar Corp. , 10.75%, 11/30/29  5,100

Principal
or Shares Security Description
Value
(000)
1,985,000 ION Platform Finance U.S. Inc./ION Platform
Finance Sarl 144A, 9.50%, 5/30/29 (b) $ 1,917
1,300,000 Match Group Holdings II LLC 144A, 3.63%,
10/01/31 (b) 1,178
1,500,000 Match Group Holdings II LLC 144A, 4.63%,
6/01/28 (b) 1,487
2,740,000 McGraw-Hill Education Inc. 144A, 8.00%,
8/01/29 (b) 2,773
3,870,000 Nexstar Media Inc. 144A, 4.75%, 11/01/28 (b) 3,849
3,540,000 Rakuten Group Inc. 144A, 9.75%, 4/15/29 (b) 3,969
1,000,000 Sinclair Television Group Inc. 144A, 8.13%,
2/15/33 (b) 1,035
4,500,000 Sirius XM Radio LLC 144A, 3.88%, 9/01/31 (b) 4,114
4,910,000 Univision Communications Inc. 144A, 7.38%,
6/30/30 (b) 4,978
2,750,000 Versant Media Group Inc. 144A, 7.25%,
1/30/31 (b) 2,820
575,000 Virgin Media Secured Finance PLC 144A,
4.50%, 8/15/30 (b) 532
1,500,000 Virgin Media Secured Finance PLC 144A,
5.50%, 5/15/29 (b) 1,480
69,328
Real Estate  (4%)
1,635,000 Blackstone Mortgage Trust Inc. 144A, 7.75%,
12/01/29 (b) 1,754
3,795,000 Brandywine Operating Partnership LP , 8.88%,
4/12/29  4,080
4,000,000 Iron Mountain Inc. 144A, 4.88%, 9/15/29 (b) 3,951
1,500,000 Iron Mountain Inc. 144A, 5.25%, 3/15/28 (b) 1,500
1,840,000 Iron Mountain Inc. 144A, 6.25%, 1/15/33 (b) 1,861
1,000,000 Kennedy-Wilson Inc. , 4.75%, 3/01/29  979
2,500,000 Ladder Capital Finance Holdings LLLP/Ladder
Capital Finance Corp. 144A, 4.75%, 6/15/29 (b) 2,481
4,080,000 Millrose Properties Inc. 144A, 6.25%,
9/15/32 (b) 4,129
4,000,000 MPT Operating Partnership LP/MPT Finance
Corp. , 4.63%, 8/01/29  3,433
3,120,000 Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co.-Issuer 144A,
7.00%, 2/01/30 (b) 3,217
2,000,000 Service Properties Trust , 5.50%, 12/15/27  1,985
415,000 Service Properties Trust , 8.88%, 6/15/32  412
2,260,000 Starwood Property Trust Inc. 144A, 6.50%,
7/01/30 (b) 2,355
2,250,000 Uniti Group LP/Uniti Group Finance 2019 Inc./
CSL Capital LLC 144A, 4.75%, 4/15/28 (b) 2,246
2,750,000 XHR LP 144A, 4.88%, 6/01/29 (b) 2,713
2,860,000 XHR LP 144A, 6.63%, 5/15/30 (b) 2,957
40,053
Retail  (6%)
2,850,000 1011778 BC ULC/New Red Finance Inc. 144A,
4.00%, 10/15/30 (b) 2,721
2,000,000 1011778 BC ULC/New Red Finance Inc. 144A,
5.63%, 9/15/29 (b) 2,036
2,105,000 Advance Auto Parts Inc. 144A, 7.00%,
8/01/30 (b) 2,142
2,105,000 Advance Auto Parts Inc. 144A, 7.38%,
8/01/33 (b)(e) 2,138
2,100,000 Arko Corp. 144A, 5.13%, 11/15/29 (b) 1,832
2,000,000 Asbury Automotive Group Inc. 144A, 4.63%,
11/15/29 (b) 1,971
Principal
or Shares Security Description
Value
(000)
2,750,000 Asbury Automotive Group Inc. 144A, 5.00%,
2/15/32 (b) $ 2,674
1,000,000 Bath & Body Works Inc. 144A, 6.63%,
10/01/30 (b) 1,025
2,500,000 Bath & Body Works Inc. , 6.88%, 11/01/35  2,531
4,045,000 BCPE Flavor Debt Merger Sub LLC and BCPE
Flavor Issuer Inc. 144A, 9.50%, 7/01/32 (b) 3,858
4,150,000 Champ Acquisition Corp. 144A, 8.38%,
12/01/31 (b) 4,435
2,230,000 Cougar JV Subsidiary LLC 144A, 8.00%,
5/15/32 (b) 2,385
2,435,000 Dealer Tire LLC/DT Issuer LLC 144A, 8.00%,
2/01/28 (b) 2,433
2,680,000 Ferrellgas LP/Ferrellgas Finance Corp. 144A,
9.25%, 1/15/31 (b) 2,772
2,650,000 Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co. Inc. 144A, 6.75%,
1/15/30 (b) 2,508
2,000,000 FirstCash Inc. 144A, 4.63%, 9/01/28 (b) 1,987
1,750,000 FirstCash Inc. 144A, 5.63%, 1/01/30 (b) 1,760
2,740,000 Group 1 Automotive Inc. 144A, 4.00%,
8/15/28 (b) 2,681
1,890,000 Kontoor Brands Inc. 144A, 4.13%, 11/15/29 (b) 1,800
1,820,000 LCM Investments Holdings II LLC 144A,
8.25%, 8/01/31 (b) 1,918
525,000 Macy's Retail Holdings LLC , 4.30%, 2/15/43  381
466,000 Macy's Retail Holdings LLC 144A, 5.88%,
3/15/30 (b) 471
515,000 Nordstrom Inc. , 5.00%, 1/15/44  385
3,500,000 PetSmart LLC/PetSmart Finance Corp. 144A,
7.50%, 9/15/32 (b) 3,591
3,000,000 Sally Holdings LLC/Sally Capital Inc. , 6.75%,
3/01/32  3,112
2,800,000 Sonic Automotive Inc. 144A, 4.88%,
11/15/31 (b) 2,701
2,950,000 Specialty Building Products Holdings LLC/SBP
Finance Corp. 144A, 7.75%, 10/15/29 (b) 2,943
3,965,000 Victra Holdings LLC/Victra Finance Corp. 144A,
8.75%, 9/15/29 (b) 4,177
65,368
Service  (4%)
2,150,000 ADT Security Corp. 144A, 4.13%, 8/01/29 (b) 2,096
3,715,000 ADT Security Corp. 144A, 5.88%, 10/15/33 (b) 3,768
2,790,000 Alta Equipment Group Inc. 144A, 9.00%,
6/01/29 (b) 2,668
2,000,000 Avis Budget Car Rental LLC/Avis Budget
Finance Inc. 144A, 8.00%, 2/15/31 (b)(e) 2,046
1,525,000 Avis Budget Car Rental LLC/Avis Budget
Finance Inc. 144A, 8.25%, 1/15/30 (b)(e) 1,579
1,135,000 Block Inc. 144A, 5.63%, 8/15/30 (b) 1,156
3,495,000 Carriage Services Inc. 144A, 4.25%, 5/15/29 (b) 3,368
3,810,000 Cimpress PLC 144A, 7.38%, 9/15/32 (b) 3,917
4,075,000 Clear Channel Outdoor Holdings Inc. 144A,
7.88%, 4/01/30 (b) 4,293
4,450,000 Deluxe Corp. 144A, 8.13%, 9/15/29 (b) 4,675
745,000 Herc Holdings Inc. 144A, 5.75%, 3/15/31 (b) 751
1,465,000 Herc Holdings Inc. 144A, 7.25%, 6/15/33 (b) 1,551
1,100,000 ION Platform Finance U.S. Inc. 144A, 7.88%,
9/30/32 (b) 966
2,000,000 Madison IAQ LLC 144A, 5.88%, 6/30/29 (b) 1,999
2,350,000 Neptune Bidco U.S. Inc. 144A, 9.29%,
4/15/29 (b) 2,415

Payden Mutual Funds
Payden High Income Fund
continued
Principal
or Shares Security Description
Value
(000)
1,225,000 Neptune Bidco U.S. Inc. 144A, 9.50%,
2/15/33 (b) $ 1,249
1,300,000 Neptune Bidco U.S. Inc. 144A, 10.38%,
5/15/31 (b) 1,376
4,080,000 PROG Holdings Inc. 144A, 6.00%, 11/15/29 (b) 4,052
380,000 Sabre Financial Borrower LLC 144A, 11.13%,
6/15/29 (b) 385
2,000,000 United Rentals North America Inc. , 3.88%,
2/15/31  1,908
1,145,000 Williams Scotsman Inc. 144A, 6.63%,
6/15/29 (b) 1,185
47,403
Technology  (3%)
2,905,000 Cloud Software Group Inc. 144A, 6.63%,
8/15/33 (b) 2,788
2,320,000 Cloud Software Group Inc. 144A, 8.25%,
6/30/32 (b) 2,362
750,000 Cloud Software Group Inc. 144A, 9.00%,
9/30/29 (b) 758
3,055,000 Consensus Cloud Solutions Inc. 144A, 6.50%,
10/15/28 (b) 3,066
3,235,000 CoreWeave Inc. 144A, 9.00%, 2/01/31 (b) 3,149
3,045,000 CoreWeave Inc. 144A, 9.25%, 6/01/30 (b) 3,002
2,600,000 Diebold Nixdorf Inc. 144A, 7.75%, 3/31/30 (b) 2,760
2,215,000 Kioxia Holdings Corp. 144A, 6.63%,
7/24/33 (b) 2,315
2,850,000 Qnity Electronics Inc. 144A, 6.25%, 8/15/33 (b) 2,945
1,500,000 Rocket Software Inc. 144A, 9.00%, 11/28/28 (b) 1,498
2,540,000 Western Digital Corp. , 2.85%, 2/01/29  2,425
27,068
Telecommunication  (4%)
2,880,000 APLD ComputeCo LLC 144A, 9.25%,
12/15/30 (b) 2,995
2,950,000 C&W Senior Finance Ltd. 144A, 9.00%,
1/15/33 (b) 3,072
3,950,000 Cipher Compute LLC 144A, 7.13%,
11/15/30 (b) 4,075
2,300,000 Digicel International Finance Ltd./Difl U.S. LLC
144A, 8.63%, 8/01/32 (b) 2,393
2,568,000 Fibercop SpA 2033 144A, 6.38%, 11/15/33 (b) 2,607
1,800,000 Flash Compute LLC 144A, 7.25%, 12/31/30 (b) 1,808
2,500,000 Go Daddy Operating Co. LLC/GD Finance Co.
Inc. 144A, 3.50%, 3/01/29 (b) 2,377
4,230,000 Level 3 Financing Inc. 144A, 7.00%, 3/31/34 (b) 4,385
1,925,000 Level 3 Financing Inc. 144A, 8.50%, 1/15/36 (b) 1,973
1,510,000 Millicom International Cellular SA 144A,
4.50%, 4/27/31 (b) 1,407
2,565,000 Rogers Communications Inc. , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.653%), 7.00%, 4/15/55 (f) 2,662
3,070,000 Sable International Finance Ltd. 144A, 7.13%,
10/15/32 (b) 3,107
4,675,000 Stagwell Global LLC 144A, 5.63%, 8/15/29 (b) 4,536
432,000 Telecom Italia Capital SA , 6.38%, 11/15/33  454
2,720,000 Uniti Group LP/Uniti Group Finance 2019 Inc./
CSL Capital LLC Feb 144A, 8.63%, 6/15/32 (b) 2,743
3,270,000 Vmed O2 UK Financing I PLC 144A, 4.25%,
1/31/31 (b) 2,961
2,685,000 Windstream Services LLC/Windstream Escrow
Finance Corp. 144A, 8.25%, 10/01/31 (b) 2,814
46,369
Principal
or Shares Security Description
Value
(000)
Transportation  (1%)
760,000 American Airlines Inc. 144A, 7.25%, 2/15/28 (b) $ 774
2,475,000 American Airlines Inc. 144A, 8.50%, 5/15/29 (b) 2,584
3,000,000 American Airlines Inc./AAdvantage Loyalty IP
Ltd. 144A, 5.75%, 4/20/29 (b) 3,033
830,000 First Student Bidco Inc./First Transit Parent Inc.
144A, 4.00%, 7/31/29 (b) 809
1,250,000 JetBlue Airways Corp./JetBlue Loyalty LP 144A,
9.88%, 9/20/31 (b)(e) 1,257
1,500,000 United Airlines Inc. 144A, 4.63%, 4/15/29 (b) 1,499
2,635,000 XPO Inc. 144A, 7.13%, 2/01/32 (b) 2,779
12,735
Utility  (8%)
2,540,000 Alpha Generation LLC 144A, 6.25%, 1/15/34 (b) 2,558
2,100,000 Alpha Generation LLC 144A, 6.75%,
10/15/32 (b) 2,179
3,390,000 Antero Midstream Partners LP/Antero
Midstream Finance Corp. 144A, 5.75%,
10/15/33 (b) 3,429
5,855,000 California Buyer Ltd./Atlantica Sustainable
Infrastructure PLC 144A, 6.38%, 2/15/32 (b) 5,845
500,000 Calpine Corp. 144A, 4.50%, 2/15/28 (b) 500
1,000,000 Calpine Corp. 144A, 5.13%, 3/15/28 (b) 1,000
2,500,000 Clearway Energy Operating LLC 144A, 4.75%,
3/15/28 (b) 2,499
2,480,000 Clearway Energy Operating LLC 144A, 5.75%,
1/15/34 (b) 2,490
1,750,000 Constellation Energy Generation LLC 144A,
4.63%, 2/01/29 (b) 1,750
1,860,000 Delek Logistics Partners LP/Delek Logistics
Finance Corp. 144A, 7.38%, 6/30/33 (b) 1,914
2,750,000 Evergy Inc. , (5 yr. US Treasury Yield Curve Rate
T Note Constant Maturity + 2.558%), 6.65%,
6/01/55 (f) 2,831
2,700,000 Lightning Power LLC 144A, 7.25%, 8/15/32 (b) 2,875
2,500,000 NRG Energy Inc. 144A, 3.38%, 2/15/29 (b) 2,397
1,145,000 NRG Energy Inc. 144A, 5.75%, 1/15/34 (b) 1,153
1,880,000 NRG Energy Inc. 144A, 6.25%, 11/01/34 (b) 1,931
1,500,000 PG&E Corp. , 5.00%, 7/01/28  1,498
4,830,000 Talen Energy Supply LLC 144A, 6.50%,
2/01/36 (b) 4,954
2,265,000 Talen Energy Supply LLC 144A, 8.63%,
6/01/30 (b) 2,391
2,425,000 TransAlta Corp. , 5.88%, 2/01/34  2,428
3,520,000 TransMontaigne Partners LLC 144A, 8.50%,
6/15/30 (b) 3,654
3,845,000 TXNM Energy Inc. 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
3.254%), 7.00%, 7/31/56 (b)(f) 3,886
2,625,000 Venture Global Calcasieu Pass LLC 144A,
3.88%, 11/01/33 (b) 2,279
3,375,000 Venture Global LNG Inc. 144A, 7.00%,
1/15/30 (b)(e) 3,398
4,220,000 Venture Global LNG Inc. 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 5.440%), 9.00% (b)(f)(g) 3,715
3,675,000 Venture Global LNG Inc. 144A, 9.50%,
2/01/29 (b) 3,916
3,000,000 Venture Global LNG Inc. 144A, 9.88%,
2/01/32 (b) 3,174
4,285,000 Venture Global Plaquemines LNG LLC 144A,
6.75%, 1/15/36 (b) 4,494

Principal
or Shares Security Description
Value
(000)
2,250,000 Vistra Operations Co. LLC 144A, 7.75%,
10/15/31 (b) $ 2,382
2,340,000 VoltaGrid LLC 144A, 7.38%, 11/01/30 (b) 2,371
3,275,000 XPLR Infrastructure Operating Partners LP
144A, 8.38%, 1/15/31 (b)(e) 3,442
83,333
Total Corporate Bond (Cost - $947,516)
966,185
Mortgage Backed (1%
)
3,822,909 Connecticut Avenue Securities Trust 2019-HRP1
144A, (U.S. Secured Overnight Financing Rate
Index 30day Average + 9.364%), 13.06%,
11/25/39 (b)(f) 4,038
1,775,797 STACR Trust 2018-HRP1 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 11.864%), 15.56%, 5/25/43 (b)(f) 2,098
1,550,000 STACR Trust 2018-HRP2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 10.614%), 14.31%, 2/25/47 (b)(f) 1,894
Total Mortgage Backed (Cost - $7,149)
8,030
Investment Company (3%
)
34,177,989 Payden Cash Reserves Money Market Fund *
(Cost - $34,178)
34,178
Total Investments (Cost - $1,048,609) (99%)
1,066,171
Other Assets, net of Liabilities (1%)
7,537
Net Assets (100%) $ 1,073,708
* Affiliated investment.
(a) Yield to maturity at time of purchase.
(b) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(c) Principal in foreign currency.
(d) Floating rate security. The rate shown reflects the rate in effect at January 31,
2026. The stated maturity is subject to prepayments.
(e) All or a portion of these securities are on loan. At January 31, 2026, the total market value of the Fund’s securities on loan is $23,730 and the total market value of the collateral held by the Fund is $24,578. Amounts in 000s.
(f) Floating rate security. The rate shown reflects the rate in effect at January
31, 2026.
(g) Perpetual security with no stated maturity date.
(h) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Depreciation
(000s)
Liabilities:
CAD 3,200 USD  2,356 Morgan Stanley 02/03/2026 $ (6)
USD 16,283 CAD  22,468 Morgan Stanley 03/18/2026 (250)
USD 13,154 EUR  11,082 Morgan Stanley 03/18/2026 (13)
Net Unrealized Depreciation
$(269)
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Depreciation
(000s)
Long Contracts:
U.S. Treasury 10-Year Note Future 285 Mar-26 $ 31,871 $ (392) $ (392)
Open Centrally Cleared Credit Default Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Depreciation
(000s)
Protection Bought (Relevant Credit: Murphy Oil Corp), Pay
1.000% Quarterly, Receive upon credit default 12/20/2030 USD 9,000 $199 $300 $(101)
Protection Bought (Relevant Credit:Transocean International
Ltd.), Pay 1.00% Quarterly, Receive upon credit default 12/20/2030 USD 3,000 332 517 (185)
$531 $817 $(286)

Payden Mutual Funds
Payden High Income Fund
continued
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
4-Year Interest Rate Swap, Pay Fixed 2.630% Annually,
Receive Variable 2.118% (ESTRON) Annually 02/01/2026 EUR 1,000 $(6) $– $(6)
4-Year SOFR Swap, Receive Fixed 4.230% Annually, Pay
Variable 4.278% (SOFRRATE) Annually 02/01/2026 USD 1,030 (1) – (1)
6-Year Interest Rate Swap, Pay Fixed 2.650% Annually,
Receive Variable 1.977% (ESTRON) Annually 04/30/2028 EUR 3,500 (82) 3 (85)
6-Year SOFR Swap, Receive Fixed 3.970% Annually, Pay
Variable 4.206% (SOFRRATE) Annually 04/30/2028 USD 3,630 40 2 38
7-Year Interest Rate Swap, Pay Fixed 2.660% Annually,
Receive Variable 1.938% (ESTRON) Annually 06/30/2029 EUR 3,000 (80) 4 (84)
7-Year Interest Rate Swap, Pay Fixed 2.660% Annually,
Receive Variable 1.992% (ESTRON) Annually 04/15/2029 EUR 2,000 (55) – (55)
7-Year SOFR Swap, Receive Fixed 3.890% Annually, Pay
Variable 4.144% (SOFRRATE) Annually 06/30/2029 USD 3,130 42 2 40
7-Year SOFR Swap, Receive Fixed 3.900% Annually, Pay
Variable 4.219% (SOFRRATE) Annually 04/15/2029 USD 2,080 26 – 26
$(116) $11 $(127)
Open OTC Credit Default Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Depreciation
(000s)
Protection Bought (Relevant Credit:Civitas Resources Inc),
Pay 5.00% Quarterly, Receive upon credit default 12/20/2030 USD 3,000 $(404) $(305) $(99)
Protection Bought (Relevant Credit:Hilcorp Energy I LP), Pay
5.00% Quarterly, Receive upon credit default 12/20/2030 USD 5,000 (610) (605) (5)
$(1,014) $(910) $(104)